SHARE OPTIONS - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Sep. 14, 2020	Apr. 24, 2020	Nov. 10, 2016	Sep. 30, 2023	Nov. 30, 2016	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 400,000	$ 800,000
Amount outstanding for options vested						$ 400,000	$ 150,000
Share based compensation cost						$ 300,000	$ 600,000
Exercised (in shares)				250,000		250,000	450,000
Compensation costs not yet recognized						$ 0	$ 300,000
2016 Share Option Scheme | Share Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme					10 years
Term of share options		5 years
Vesting rate			33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme | Share Option | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
Senior Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised (in shares)						250,000	450,000
Share Option | Chief Executive Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)		550,000
Vesting period		3 years
Share Option | Chief Financial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	275,000
Share Option | Chief Commercial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)								275,000